Right-Of-Use-Assets - Changes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Right-of-use assets
Opening balance	$ 273,579	[1]	$ 306,745
Closing balance	379,863		273,579	[1]
Land
Right-of-use assets
Opening balance	241,477		259,589
Additions to right-of-use assets	68,929		43,286
Increases (decreases) from foreign currency translation differences, net	43,367		(19,153)
Depreciation	(14,899)		(11,780)
Retirements	(5,510)		(30,465)
Other increases (decreases)	10,735
Total movements	102,622		(18,112)
Closing balance	344,099		241,477
Buildings, Net
Right-of-use assets
Opening balance	21,942		27,977
Additions to right-of-use assets	2,611		512
Increases (decreases) from foreign currency translation differences, net	2,872		(846)
Depreciation	(5,429)		(5,621)
Retirements			(80)
Total movements	54		(6,035)
Closing balance	21,996		21,942
Other plants and equipment
Right-of-use assets
Opening balance	10,160		19,179
Additions to right-of-use assets	16,495		107
Increases (decreases) from foreign currency translation differences, net	904		(1,766)
Depreciation	(13,791)		(7,360)
Total movements	3,608		(9,019)
Closing balance	13,768		10,160
Right-of-use assets, Net
Right-of-use assets
Opening balance	273,579		306,745
Additions to right-of-use assets	88,035		43,905
Increases (decreases) from foreign currency translation differences, net	47,143		(21,765)
Depreciation	(34,119)		(24,761)
Retirements	(5,510)		(30,545)
Other increases (decreases)	10,735
Total movements	106,284		(33,166)
Closing balance	$ 379,863		$ 273,579

[1]	See Note 3.